Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based compensation [Line Items]
Summary of the restricted shares activity
	Number of restricted shares	Weighted average grant-date fair value (US$)

Outstanding, January 1, 2012	43,285,101	0.4885
Forfeited	(3,673,580)	0.4945
Vested	(21,380,720)	0.4864

Outstanding, December 31, 2012	18,230,801	0.4898
Forfeited	(1,581,789)	0.8726
Vested	(11,975,287)	0.3906

Outstanding, December 31, 2013	4,673,725	0.6144
Forfeited	(159,410)	0.9362
Vested	(4,514,315)	0.6030

Outstanding, December 31, 2014	-

Expected to vest at December 31, 2014	-

Summary of the restricted share units activity
	Number of restricted shares	Weighted average grant-date fair value (US$)

Outstanding, January 1, 2012	8,996,300	1.0630
Granted	18,295,221	1.0324
Forfeited	(595,900)	1.0876

Outstanding, December 31, 2012	26,695,621	1.0415
Granted	29,965,989	0.9338
Forfeited	(3,522,992)	1.0699
Vested	(8,836,018)	1.0429

Outstanding, December 31, 2013	44,302,600	0.9639

Granted	9,912,595	3.5805
Forfeited	(3,125,430)	1.1859
Vested	(12,283,670)	1.0144

Outstanding, December 31, 2014	38,806,095	1.5984

Expected to vest at December 31, 2014	36,892,103	1.5647

CEO and Chairman [Member]
Share-based compensation [Line Items]
Summary of the restricted shares activity
	Number of restricted shares	Weighted average grant-date fair value (US$)

Outstanding, January 1, 2012	29,678,483	0.1875
Vested	(29,678,483)	0.1875

Outstanding, December 31, 2012, 2013 and 2014	-

Pre-2009 Scheme Options [Member]
Share-based compensation [Line Items]
Summary of the activities of the Pre-2009 Scheme Options for employees and non-employee
	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)

Outstanding, January 1, 2012	17,889,535	0.0055	6.37	19,366
Forfeited	(19,110)	0.0067	6.25

Outstanding, December 31, 2012	17,870,425	0.0055	5.37	12,642
Exercised	(4,648,420)	0.0045	4.30

Outstanding, December 31, 2013	13,222,005	0.0059	4.40	33,162
Exercised	(5,841,660)	0.0057	3.24

Outstanding, vested and exercisable, December 31, 2014	7,380,345	0.0061	3.52	22,959